Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Defined Contribution Plan Disclosure [Line Items]
Accrued liabilities	$ 330	$ 2,789	$ 286
Performance Incentive Plan
Defined Contribution Plan Disclosure [Line Items]
Stock-based compensation recognized	$ 0	2,400
Pension Plan
Defined Contribution Plan Disclosure [Line Items]
Employee contributions maximum percentage of match	100.00%
Employee compensation (as a percent)	4.00%
Employer matching contribution	$ 200	200
Employer discretionary contribution amount	0	0
Pension Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Accrued liabilities	$ 100	$ 100